CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		$ (5,329)	$ 806	[1]	$ (4,408)	[1]
Net income (loss) from continued operations		(3,484)	1,461	[1]	(3,928)	[1]
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		4,065	4,292	[1]	4,065	[1]
Loss on sale of property, plant and equipment				[1]		[1]
Loss (gain) from change in fair value of derivatives		(34)	(311)	[1]	382	[1]
Non cash finance expense		566	354	[1]		[1]
Change in provision for doubtful accounts		(8)	38	[1]	(347)	[1]
Share in results of affiliated companies		185	132	[1]	140	[1]
Share based compensation		138	38	[1]	272	[1]
Liability in respect of employee rights upon retirement		(341)	(897)	[1]	(587)	[1]
Impairment of intangible assets		298		[1]		[1]
Deferred income taxes, net		(1,438)	(450)	[1]	(102)	[1]
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable		9,472	(2,037)	[1]	6,477	[1]
Decrease (increase) in other current assets and prepaid expenses		310	2,500	[1]	(1,575)	[1]
Decrease (increase) in inventory		1,868	(5,740)	[1]	381	[1]
Increase (decrease) in trade accounts payable		(5,336)	3,349	[1]	(1,137)	[1]
Increase (decrease) in accrued expenses		(252)	982	[1]	(1,920)	[1]
Increase (decrease) in other long-term liabilities		(62)	(118)	[1]	34	[1]
Net cash provided by operating activities from continued operation		5,947	3,593	[1]	2,155	[1]
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in affiliated company			(10)	[1]	(26)	[1]
Funds in respect of employee rights upon retirement				[1]	(22)	[1]
Proceeds from sale of property and equipment				[1]	7	[1]
Purchase of property and equipment		(3,894)	(3,269)	[1]	(4,270)	[1]
Purchase of intangible assets		(1,513)		[1]		[1]
Maturities of deposits				[1]	470	[1]
Net cash used in continued investing activities		(5,407)	(3,279)	[1]	(3,841)	[1]
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term credit received from banks		3,960		[1]		[1]
Proceeds from long-term loans received		3,692
Exercise of options				[1]	197	[1]
Net cash provided by continued financing activities		7,652		[1]	197	[1]
CASH FLOWS FROM DISCONTINUED ACTIVITIES:
Net loss from discontinued operation		(1,845)	(655)	[1]	(480)	[1]
Net cash provided by operating activities		1,998	484	[1]	405	[1]
Net cash used in investing activities			(134)	[1]		[1]
Net cash provided by (used in) discontinued activities		153	(305)	[1]	(75)	[1]
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH		8,345	9	[1]	(1,564)	[1]
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	[1]	15,959	15,950		17,514
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR		24,128	15,959	[1]	15,950	[1]
SUPPLEMENTARY INFORMATION ON INVESTING ACTIVITIES NOT INVOLVING CASH FLOW:
Purchase of property, plant and equipment on credit		6,575	942	[1]	523	[1]
Additions of operating lease right-of-use assets and operating lease liabilities		1,756	648	[1]		[1]
Supplemental disclosure of cash flow information:
Interest paid		(3)	(28)	[1]	(10)	[1]
Income taxes received (paid), net		$ (3)	$ 673	[1]	$ (1,087)	[1]

[1]	Reclassified due to discontinued operation.